Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Summary of Intangible Assets

The balances of this caption as of December 31, 2020 and 2019 are presented below:

	As of December 31,
	2020	2019
Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	275,527,801	229,944,365
Easements and water rights	20,551,471	22,553,618
Concessions	53,053,457	34,718,676
Patents, Registered Trademarks and Other Rights	679,227	771,002
Computer software	186,855,438	156,836,017
Other identifiable intangible assets	14,388,208	15,065,052

	As of December 31,
	2020	2019
Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(110,413,280)	(97,665,772)
Easements and water rights	(5,519,394)	(5,200,726)
Concessions	(9,469,344)	(8,562,257)
Patents, Registered Trademarks and Other Rights	(478,232)	(454,032)
Computer software	(92,187,254)	(80,673,217)
Other identifiable intangible assets	(2,759,056)	(2,775,540)

	As of December 31,
	2020	2019
Intangible Assets, Net	ThCh$	ThCh$
Intangible Assets, Net	165,114,521	132,278,593
Easements and water rights	15,032,077	17,352,892
Concessions	43,584,113	26,156,419
Patents, Registered Trademarks and Other Rights	200,995	316,970
Computer software	94,668,184	76,162,800
Other identifiable intangible assets	11,629,152	12,289,512

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The following table presents intangible assets other than Goodwill as of December 31, 2020 and 2019:

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	17,352,892	26,156,419	316,970	76,162,800	12,289,512	132,278,593
Changes in identifiable intangible assets
Increases other than from business combinations	—	23,221,080	—	32,122,529	—	55,343,609
Increase (decrease) from foreign currency translation differences	(239,991)	(3,566,641)	—	(273,172)	(661,569)	(4,741,373)
Amortization (1)	(556,017)	(2,009,087)	(24,200)	(11,785,777)	—	(14,375,081)
Impairment loss recognized in profit or loss (2)	—	(217,658)	—	—	—	(217,658)
Increases (decreases) from transfers and other changes	91,775	—	(91,775)	(1,067)	1,067	—
Increases (decreases) from transfers	91,775	—	(91,775)	(1,067)	1,067	—
Disposals and removal from service	(1,616,582)	—	—	—	—	(1,616,582)
Removals from service	(1,616,582)	—	—	—	—	(1,616,582)
Argentina Hyperinflation Effect	—	—	—	—	142	142
Other increases (decreases)	—	—	—	(1,557,129)	—	(1,557,129)
Total changes in identifiable intangible assets	(2,320,815)	17,427,694	(115,975)	18,505,384	(660,360)	32,835,928
Closing balance as of December 31, 2020	15,032,077	43,584,113	200,995	94,668,184	11,629,152	165,114,521

	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2019	17,736,954	25,953,878	7,394	60,067,635	11,606,532	115,372,393
Changes in identifiable intangible assets
Increases other than from business combinations	—	—	—	25,208,199	—	25,208,199
Increase (decrease) from foreign currency translation differences	425,373	2,028,583	—	156,906	926,375	3,537,237
Amortization (1)	(809,435)	(1,826,042)	(24,200)	(9,241,732)	(1,598)	(11,903,007)
Increases (decreases) from transfers and other changes	—	—	333,776	(91,776)	(242,000)	—
Increases (decreases) from transfers	—	—	333,776	(91,776)	(242,000)	—
Argentina Hyperinflation Effect	—	—	—	—	203	203
Increase (decrease)	—	—	—	63,568	—	63,568
Total changes in identifiable intangible assets	(384,062)	202,541	309,576	16,095,165	682,980	16,906,200
Closing balance as of December 31, 2019	17,352,892	26,156,419	316,970	76,162,800	12,289,512	132,278,593

(1)	See Note 31 a).

See Note 31 b).